CONSOLIDATED BALANCE SHEETS - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Current assets:
Cash and cash equivalents		$ 35,284	$ 313,566
Financial assets held for trading		2,520,128	2,384,192
Accounts receivable, net		4,399,671	3,219,313
Advance to suppliers, net		863,591	0
Deposits, prepayments and other current assets		1,875,559	1,216,589
Due from related parties		58,816	58,325
Current assets of discontinued operation		0	0
Total current assets		9,753,049	7,191,985
Non-current assets：
Long-term investment		0	625,505
Right-of-use asset, net		263,722	0
Deferred tax assets		32,297	0
Other non-current assets		3,313,545	1,537,791
Non-current assets of discontinued operation		0	0
Total non-current assets		3,609,564	2,163,296
Total assets		13,362,613	9,355,281
Current liabilities:
Lease liability current		5,729	0
Accounts payable		0	3,000
Due to related parties		62,200	1,682,884
Income taxes payable		632,145	544,080
Accrued expenses and other liabilities		2,536,443	691,306
Current liabilities of discontinued operation		0	0
Total current liabilities		3,236,517	2,921,270
Non-current liabilities:
Lease liability, non-current		259,256	0
Convertible bonds		1,307,430	1,080,266
Non-current liabilities of discontinued operation		0	0
Total non-current liabilities		1,566,686	1,080,266
Total Liabilities		4,803,203	4,001,536
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital		5,422,062	2,050,003
Retained earnings		3,126,955	3,336,442
Accumulated other comprehensive income/(loss)		8,198	(33,883)
Total shareholders’ equity		8,559,410	5,353,745
Total liabilities and shareholders’ equity		13,362,613	9,355,281
Class A Ordinary Shares [Member]
Shareholders’ equity:
Ordinary shares, value	[1]	2,137	1,125
Class B Ordinary Shares [Member]
Shareholders’ equity:
Ordinary shares, value	[1]	$ 58	$ 58

[1]	After giving effect to the reverse stock split effected on March 16, 2026.